UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2004

Check here is amendment [   ]  Amendment Number:
This Amendment 		[   ]  is a restatement
				[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Presidio Management
Address:	44 Montgomery Street, Suite 2110
		San Francisco, CA 94104

Form 13F File Number:  28-7848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		William J. Brady
Title:	General Partner
Phone:	415-433-0610

Signature, Place and Date of Signing:




William J. Brady	San Francisco, CA		February 11, 2005








Report Type	(Check only one.):
[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  82

Form 13F Information Table Value Total:  $180,381 (thousands)

List of Other Included Managers:  None

Provide a numbered list of the names(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report.   NONE


Form 13F Information Table:

(1)                (2)    (3)         (4)         (5)     (6)    (7)   (8)
                                    Value       Total  Invstmnt Other  Voting
Name of Issuer  Class   CUSIP     (in $000's)   shares  DSCRETN  Mgr  Authrty

Acacia Research Common  003881307     2,499    471,500    Sole   n/a     none
Ace Cash Expres Common  004403101     2,427     81,825    Sole   n/a     none
Adv Amer Cash   Common  00739W107     3,595    157,000    Sole   n/a     none
Adv Medical Opt Common  00763M108     3,476     84,500    Sole   n/a     none
Agile Software  Common  00846X105     2,925    358,000    Sole   n/a     none
Amedisys        Common  023436108     4,114    127,000    Sole   n/a     none
American Health Common  02649V104       991     30,000    Sole   n/a     none
ATP Oil & Gas   Common  00208J108     9,768    525,450    Sole   n/a     none
BankAmerica Cap Pref    060505864       250     10,000    Sole   n/a     none
Blockbuster     Common  093679108     1,908    200,000    Sole   n/a     none
Bluebook Intl   Common  09608Q208       250    238,095    Sole   n/a     none
Brocade         Common  111621108     5,393    705,900    Sole   n/a     none
Calfrac Well Sv Common  129584108     6,454    136,600    Sole   n/a     none
Cash Systems    Common  14756B102     2,247    350,000    Sole   n/a     none
Central Garden  Common  153527106     2,366     56,690    Sole   n/a     none
Chesapeake Engy Common  165167107     2,195    133,000    Sole   n/a     none
Citigroup Cap   Pref    17307Q205       175      7,000    Sole   n/a     none
CKE Restaurants Common  12561E105     2,176    150,000    Sole   n/a     none
Collegiat Pac   Common  194589206     7,670    554,600    Sole   n/a     none
Developer Dvrsd Pref    251591780       258      9,950    Sole   n/a     none
Duke Realty     Pref    264411745       250     10,000    Sole   n/a     none
Edge Petroleum  Common  279862106     2,654    182,000    Sole   n/a     none
Energy Partners Common  29270U105     2,974    146,700    Sole   n/a     none
Exploration Co. Common  302133202     1,061    167,860    Sole   n/a     none
Extreme Network Common  30226D106     2,620    400,000    Sole   n/a     none
Fairborne NRG   Common  303626105     1,171     97,200    Sole   n/a     none
Faro            Common  311642101     4,276    137,140    Sole   n/a     none
FindWhat        Common  317794105     3,717    209,650    Sole   n/a     none
Flamel Tech     Common  338488109     1,169     60,000    Sole   n/a     none
Fox Hollow Tech Common  35166A103     4,999    203,300    Sole   n/a     none
General Motors  Pref    370425506       450     18,000    Sole   n/a     none
Genius Products Common  37229R206       640    381,500    Sole   n/a     none
Georgia Power   Pref    373334499       261     10,000    Sole   n/a     none
Gevity HR       Common  374393106       993     48,300    Sole   n/a     none
Great Canadian  Common  389914102     5,202    114,300    Sole   n/a     none
Health Extra    Common  422211102     4,654    285,500    Sole   n/a     none
Heartland Oil   Common  42235Q101     1,166    666,000    Sole   n/a     none
Immucor         Common  452526106     4,320    183,750    Sole   n/a     none
Impac Mortgage  Pref    45254P409       125      5,000    Sole   n/a     none
Informatica     Common  45666Q102     2,870    353,400    Sole   n/a     none
Ionatron        Common  462070103       566     50,000    Sole   n/a     none
Isolagen        Common  46488N103       944    120,000    Sole   n/a     none
JP Morgan       Pref    48122F207       204      8,000    Sole   n/a     none
KCS Energy      Common  482434206     1,759    119,000    Sole   n/a     none
Kinetic Concept Common  49460W208     2,533     33,200    Sole   n/a     none
Kyphon          Common  501577100     3,606    140,000    Sole   n/a     none
Laserscope      Common  518081104     4,525    126,000    Sole   n/a     none
Macromedia      Common  556100105     3,226    103,650    Sole   n/a     none
Mathstar        Pref    576801104     1,000    285,715    Sole   n/a     none
Matria Health   Common  586817209     2,344     60,000    Sole   n/a     none
Meridian Resrce Common  58977Q109     2,722    450,000    Sole   n/a     none
MicroMuse       Common  595094103     1,739    313,400    Sole   n/a     none
New Frontier    Common  644398109     1,584    200,000    Sole   n/a     none
Novatel WirelessCommon  66987M604     1,409     72,600    Sole   n/a     none
Orange 21       Common  685317109       784     75,000    Sole   n/a     none
Partnerre Ltd   Pref    G68603409       225      9,000    Sole   n/a     none
Petco           Common  716016209     2,199     55,700    Sole   n/a     none
Photomedix      Common  719358103       810    300,000    Sole   n/a     none
Pioneer Drill   Common  723655106     2,200    218,000    Sole   n/a     none
PowerDsine      Common  M41415106        98      7,150    Sole   n/a     none
Progresive Game Common  59862K108     6,500    637,900    Sole   n/a     none
Prudential      Pref    G7293H114       251      9,950    Sole   n/a     none
PS Business Pks Pref    69360J834       131      4,950    Sole   n/a     none
PS Business Pks Pref    69360J818       127      5,000    Sole   n/a     none
Psychicatric Sl Common  74439H108     4,551    124,500    Sole   n/a     none
Public Storage  Pref    74460D471       130      5,000    Sole   n/a     none
Range Resources Common  75281A109     1,841     90,000    Sole   n/a     none
Regency Centers Pref    758849400       261      9,950    Sole   n/a     none
Royal Bank Scot Pref    780097796       341     13,000    Sole   n/a     none
Sands Regent    Common  800091100       619     75,000    Sole   n/a     none
Scientific Game Common  80874P109     3,912    164,100    Sole   n/a     none
Southwestern En Common  845467109     2,534     50,000    Sole   n/a     none
Specialty Under Common  84751T309     1,738    183,000    Sole   n/a     none
Superior Energy Common  868157108     1,333     86,500    Sole   n/a     none
Titan Int'l     Common  88830M102     5,602    371,000    Sole   n/a     none
Total Energy    Common  891925109     1,912    279,930    Sole   n/a     none
VCA Antech      Common  918194101     2,110    108,000    Sole   n/a     none
Vornado Realty  Pref    929042802       250     10,000    Sole   n/a     none
Vornado Realty  Pref    929042703       175      7,000    Sole   n/a     none
Workstream      Common  981402100     2,519    741,150    Sole   n/a     none
WPT Enterprises Common  98211W108       676     39,800    Sole   n/a     none
Zimmer Holdings Common  98956P102     1,682     21,000    Sole   n/a     none